Accounts receivable	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Accounts receivable

Note 4. Accounts receivable

Accounts receivable primarily relates to sales to trade accounts receivable of customers for crude oil. Differences between the amounts due from customers less an estimated allowance for doubtful accounts, if deemed necessary by management, and based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts, if any, by identifying troubled accounts and by using historical experience applied to an aging of accounts. As of September 30, 2022 no allowance for doubtful accounts was deemed necessary. An allowance for doubtful accounts was considered necessary by management as of December 31, 2021 in the amount of $33,000. Trade accounts receivable are zero interest bearing. Trade accounts receivable of $1,186,803 and other accounts receivable of $33,602 are with vendors or companies who share a beneficiary, James Ballengee, with Jorgan and JBAH, which in aggregate hold approximately 16% of our common stock.